UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.81%
Administrative and Support Services - 0.18%
Aecom Technology Corp. (a)	3,263	74,135
Intersections, Inc.	4,062	61,742
		135,877
Air Transportation - 0.23%
Alaska Air Group, Inc. (a)	1,973	113,901
Southwest Airlines Co.	7,379	63,607
		177,508
Ambulatory Health Care Services - 0.33%
Air Methods Corp. (a)	1,353	90,042
Laboratory Corp. of America Holdings (a)	1,965	164,137
		254,179
Amusement, Gambling, and Recreation Industries - 0.57%
Las Vegas Sands Corp. (a)	3,825	178,130
Six Flags Entmt Corp New	7,917	265,616
		443,746
Animal Production - 0.15%
Cal-Maine Foods, Inc.	3,638	118,126

Apparel Manufacturing - 0.11%
Under Armour, Inc. (a)	1,168	82,764

Beverage and Tobacco Product Manufacturing - 3.54%
Altria Group, Inc.	7,540	205,013
Coca-Cola Enterprises, Inc.	4,620	127,604
M & F Worldwide Corp. (a)	6,357	139,218
National Beverage Corp.	6,791	111,984
PepsiCo, Inc.	12,202	786,175
Philip Morris International, Inc.	19,672	1,363,663
		2,733,657
Broadcasting (except Internet) - 0.92%
DIRECTTV (a)	11,538	507,325
Discovery Communications, Inc. (a)	4,920	208,018
		715,343
Building Material and Garden Equipment and Supplies Dealers - 0.89%
Home Depot, Inc.	20,558	686,226

Chemical Manufacturing - 9.61%
Abbott Laboratories	19,822	1,040,853
Carbo Ceramics, Inc.	1,445	231,416
Celanese Corp.	3,551	166,933
CF Industries Holdings, Inc.	3,456	631,826
Colgate-Palmolive Co.	5,827	524,255
Eastman Chemical Co.	7,239	598,883
Endo Pharmaceuticals Hldgs Inc Com (a)	3,584	114,365
Innophos Holdings, Inc.	6,209	258,356
Johnson & Johnson	7,316	481,393
Kraton Performance Polymers, Inc. (a)	15,590	373,692
Kronos Worldwide, Inc.	3,413	74,711
LSB Industries, Inc. (a)	3,035	121,248
Lubrizol Corp.	6,646	895,549
Lyondellbasell Industries N V Shs - A - (b)	7,520	260,568
Monsanto Co.	1,073	73,962
Mosaic Co.	4,193	298,248
NL Industries, Inc.	5,024	75,862
Perrigo Co.	1,347	127,615
Pharmasset, Inc. (a)	1,428	187,525
Polypore International, Inc. (a)	1,616	99,659
Praxair, Inc.	1,613	158,864
Quaker Chemical Corp.	2,772	92,418
Solutia, Inc. (a)	4,113	71,484
Tupperware Brands Corp.	4,658	309,757
Westlake Chem Corp.	3,544	162,847
		7,432,289
Clothing and Clothing Accessories Stores - 1.37%
Buckle, Inc.	2,119	83,489
DSW, Inc. (a)	4,921	228,383
Genesco, Inc. (a)	2,429	128,786
Ross Stores, Inc.	6,138	469,710
Tiffany & Co New	2,064	148,525
		1,058,893
Computer and Electronic Product Manufacturing - 14.99%
Apple, Inc. (a)	10,544	4,057,649
Atmel Corp. (a)	7,982	72,716
Broadcom Corp.	10,050	358,282
Bruker Corp. (a)	5,767	82,064
Cirrus Logic, Inc. (a)	3,631	55,119
Cubic Corp.	1,561	65,453
EMC Corp. (a)	28,987	654,816
Fossil, Inc. (a)	3,659	353,496
Harris Corp.	9,836	396,883
Illumina, Inc. (a)	2,190	114,099
InterDigital, Inc.	3,538	249,075
International Business Machines Corp.	14,871	2,556,474
Ipg Photonics Corp. (a)	3,355	194,523
Loral Space & Communicatns, Inc. (a)	7,948	449,777
Mettler-Toledo International, Inc. (a)	669	106,552
NetApp, Inc. (a)	6,966	262,061
NVIDIA Corp. (a)	10,581	140,833
QUALCOMM, Inc.	17,572	904,255
Skyworks Solutions, Inc. (a)	3,449	71,153
St. Jude Medical, Inc.	1,800	81,972
STEC, Inc. (a)	3,958	37,581
Teradata Corp. (a)	1,673	87,598
TriQuint Semiconductor, Inc. (a)	9,200	69,736
TTM Technologies, Inc. (a)	6,731	75,185
Zoll Medical Corp. (a)	2,269	101,379
		11,598,731
Couriers and Messengers - 0.41%
United Parcel Service, Inc.	4,733	318,957

Credit Intermediation and Related Activities - 2.67%
American Express Co.	9,620	478,210
Bank Of The Ozarks, Inc.	8,300	188,576
Cash Amer Intl, Inc.	4,919	274,874
Credit Acceptance Corp. (a)	3,317	229,337
Ezcorp, Inc. (a)	3,145	105,515
Signature Bank (a)	3,817	212,263
Svb Finl Group (a)	1,696	78,152
Visa, Inc.	1,862	163,633
World Acceptance Corp. (a)	5,090	331,614
		2,062,174
Data Processing, Hosting and Related Services - 2.00%
Akamai Technologies, Inc. (a)	3,590	78,765
Ancestry.com, Inc. (a)	2,661	95,024
Automatic Data Processing, Inc.	13,955	698,168
DST Systems, Inc.	6,060	284,335
Juniper Networks, Inc. (a)	8,218	172,003
Red Hat, Inc. (a)	5,570	220,238
		1,548,533
Diversified Financials - 0.58%
BlackRock, Inc.	2,723	448,614

Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
Emerson Electric Co.	9,181	427,376
National Presto Industries, Inc.	4,475	434,075
		861,451
Fabricated Metal Product Manufacturing - 1.18%
Alliant Techsystems, Inc.	5,391	342,167
Chart Inds, Inc. (a)	2,839	134,256
Compx International, Inc.	3,503	50,548
Timken Co.	9,783	384,961
		911,932
Food and Beverage Stores - 0.79%
Casey's General Stores, Inc.	8,676	390,420
Ruddick Corp.	3,212	131,339
Whole Foods Market, Inc.	1,376	90,857
		612,616
Food Manufacturing - 3.20%
B & G Foods, Inc.	6,787	123,591
Bunge Limited (b)	16,558	1,071,468
Compass Minerals International, Inc.	2,514	190,084
Corn Prods Intl, Inc.	8,975	419,671
Darling International, Inc. (a)	8,005	134,884
Diamond Foods, Inc.	1,990	156,931
Green Mountain Coffee Roasters, Inc. (a)	3,640	381,254
		2,477,883
Food Services and Drinking Places - 2.95%
Chipotle Mexican Grill, Inc. (a)	1,401	439,031
Hyatt Hotels Corp. (a)	2,729	96,907
McDonald's Corp.	11,920	1,078,283
Yum! Brands, Inc.	12,257	666,413
		2,280,634
Food, Beverage & Tobacco - 0.89%
Coca-Cola Co.	9,729	685,408

Funds, Trusts, and Other Financial Vehicles - 0.15%
Amerigroup Corp. (a)	2,270	112,297

Furniture and Related Product Manufacturing - 0.11%
Tempur Pedic Intl, Inc. (a)	1,405	81,827

General Merchandise Stores - 1.84%
Macy's, Inc.	9,290	241,076
Pricesmart, Inc.	1,674	109,580
Target Corp.	6,200	320,354
Tractor Supply Co.	1,342	82,359
Wal-Mart Stores, Inc.	12,613	671,137
		1,424,506
Health and Personal Care Stores - 1.27%
Express Scripts, Inc. (a)	7,065	331,630
McKesson Corp.	2,877	229,959
Medco Health Solutions, Inc. (a)	4,735	256,353
Owens & Minor, Inc.	3,381	99,537
Walgreen Co.	1,927	67,850
		985,329
Health Care Equipment & Services - 0.59%
Atrion Corp.	2,144	460,746

Heavy and Civil Engineering Construction - 0.54%
Chicago Bridge & Iron Co. - ADR	2,251	80,473
KBR, Inc.	2,855	85,793
Preformed Line Prods Co.	2,881	159,089
Primoris Services Corp.	8,294	95,381
		420,736
Insurance Carriers and Related Activities - 2.68%
Amtrust Financial Services Inc Com	7,181	173,708
Erie Indemnity Co.	19,326	1,421,040
Healthspring, Inc. (a)	5,574	217,609
Validus Holdings Ltd. (b)	10,467	270,258
		2,082,615
Leather and Allied Product Manufacturing - 1.05%
Deckers Outdoor Corp. (a)	3,880	345,165
NIKE, Inc.	5,418	469,470
		814,635
Machinery Manufacturing - 2.96%
Applied Materials, Inc.	35,609	403,093
Caterpillar, Inc.	4,345	395,395
Cummins, Inc.	3,468	322,247
Deere & Co.	2,155	174,167
Flowserve Corp.	3,081	290,662
Joy Global, Inc.	826	68,930
Lam Research Corp. (a)	8,247	306,459
Oil States International, Inc. (a)	4,830	319,166
		2,280,119
Merchant Wholesalers, Durable Goods - 2.83%
Anixter International, Inc.	5,929	349,870
Arrow Electronics, Inc. (a)	8,082	252,158
Covidien PLC (b)	13,124	684,810
Dorman Products, Inc. (a)	3,919	126,780
Henry Schein, Inc. (a)	5,905	389,199
LKQ Corp. (a)	2,949	75,494
WW Grainger, Inc.	1,987	306,197
		2,184,508
Merchant Wholesalers, Nondurable Goods - 0.92%
Hawkins, Inc.	2,172	78,735
Herbalife Ltd. (b)	7,134	398,077
Ralph Lauren Corp.	1,760	241,314
		718,126
Mining (except Oil and Gas) - 0.97%
Cliffs Natural Resources, Inc.	6,673	552,858
Freeport-McMoRan Copper & Gold Inc.	4,260	200,816
		753,674
Miscellaneous Manufacturing - 3.81%
3M Co.	3,899	323,539
Becton Dickinson & Co.	5,279	429,605
Cooper Companies, Inc.	5,060	380,866
CR Bard, Inc.	3,465	330,076
Edwards Lifesciences Corp. (a)	885	66,773
Grace W R & Co Del New (a)	1,486	58,578
HeartWare International, Inc. (a)	1,467	92,142
Intuitive Surgical, Inc. (a)	382	145,676
Kinetic Concepts, Inc. (a)	9,130	616,641
NewMarket Corp.	2,987	500,860
		2,944,756
Motion Picture and Sound Recording Industries - 0.36%
NetFlix, Inc. (a)	1,184	278,252

Motor Vehicle and Parts Dealers - 1.09%
Advance Auto Parts, Inc.	5,178	314,408
AutoZone, Inc. (a)	1,704	523,128
		837,536
Nonstore Retailers - 1.10%
Amazon.com, Inc. (a)	3,693	795,066
Sotheby's	1,514	56,336
		851,402
Oil and Gas Extraction - 2.35%
Apache Corp.	2,780	286,535
Cabot Oil & Gas Corp.	1,138	86,329
Concho Resources, Inc. (a)	1,842	160,162
Contango Oil & Gas Company (a)	6,956	421,743
Helmerich & Payne, Inc.	1,315	74,981
Northern Oil & Gas, Inc. (a)	2,781	56,788
Occidental Petroleum Corp.	4,056	351,818
Walter Energy, Inc.	1,152	94,164
Whiting Petroleum Corp. (a)	6,039	284,497
		1,817,017
Other Information Services - 1.72%
BGC Partners, Inc.	10,956	71,981
Google, Inc. (a)	2,329	1,259,896
		1,331,877
Paper Manufacturing - 0.71%
International Paper Co.	3,577	97,116
Rock-tenn Co.	8,489	455,604
		552,720
Personal and Laundry Services - 0.07%
Weight Watchers International, Inc.	948	57,373

Petroleum and Coal Products Manufacturing - 4.70%
Chevron Corp.	10,007	989,793
Exxon Mobil Corp.	32,648	2,417,258
Hollyfrontier Corp.	3,240	232,502
		3,639,553
Plastics and Rubber Products Manufacturing - 0.35%
Armstrong World Industries, Inc.	5,472	220,357
Cooper Tire & Rubber Co.	4,362	52,911
		273,268
Primary Metal Manufacturing - 0.35%
Precision Castparts Corp.	1,648	270,025

Professional, Scientific, and Technical Services - 4.82%
Accenture PLC (b)	11,646	624,110
Alliance Data Systems Corp. (a)	1,289	120,405
Biogen Idec, Inc. (a)	3,280	308,976
Celgene Corp. (a)	2,643	157,179
Cognizant Technology Solutions Corp. (a)	6,144	389,837
Ebix, Inc. (a)	4,221	69,140
F5 Networks, Inc. (a)	1,504	122,756
iGate Corp.	4,233	47,494
Mastercard, Inc.	1,587	523,250
Mistras Group, Inc. (a)	5,028	101,566
Netscout Systems, Inc. (a)	3,880	53,544
priceline.com, Inc. (a)	1,501	806,427
Salesforce.com, Inc. (a)	584	75,190
Teledyne Technologies, Inc. (a)	1,655	90,346
Towers Watson & Co.	2,666	157,267
Wright Express Corp. (a)	1,847	77,833
		3,725,320
Publishing Industries (except Internet) - 3.67%
Adobe Systems, Inc. (a)	12,025	303,511
ePlus, Inc. (a)	2,592	65,215
LogMein, Inc. (a)	2,430	75,938
Mentor Graphics Corp. (a)	5,437	60,840
Microsoft Corp.	34,410	915,306
Oracle Corp.	42,407	1,190,364
SXC Health Solutions Corp. (a)(b)	2,032	111,130
TIBCO Software, Inc. (a)	5,030	112,571
		2,834,875
Rail Transportation - 0.27%
Kansas City Southern (a)	3,866	209,383

Real Estate - 0.07%
Jones Lang Lasalle, Inc.	788	52,725

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.05%
Financial Engines, Inc. (a)	2,853	63,565
GAMCO Investors, Inc.	2,155	105,207
IntercontinentalExchange, Inc. (a)	1,289	152,038
NASDAQ OMX Group, Inc. (a)	5,656	133,991
NYSE Euronext	1,936	52,814
Stifel Financial Corp. (a)	2,064	62,085
Virtus Invt Partners, Inc. (a)	3,910	239,722
		809,422
Support Activities for Mining - 1.45%
Atwood Oceanics, Inc. (a)	1,625	68,396
Halliburton Co.	12,559	557,242
RPC, Inc.	4,833	125,175
Schlumberger Ltd. (b)(b)	4,746	370,758
		1,121,571
Telecommunications - 1.24%
AboveNet, Inc.	7,341	451,325
Viacom Inc New	10,557	509,270
		960,595
Transportation Equipment Manufacturing - 4.04%
Astronics Corp. (a)	5,940	174,582
BorgWarner, Inc. (a)	3,887	277,493
Dana Holding Corp. (a)	4,489	57,235
Eaton Corp.	10,134	435,255
Ford Motor Co. (a)	29,050	323,036
HEICO Corp.	3,001	163,615
Honeywell International, Inc.	13,558	648,207
Lockheed Martin Corp.	3,124	231,769
Polaris Inds, Inc.	1,429	157,004
Spirit Aerosystems Holdings, Inc. (a)	3,965	66,533
TAL International Group, Inc.	2,345	68,497
TransDigm Group, Inc. (a)	1,273	116,938
Triumph Group Inc New	3,789	198,468
Visteon Corp. (a)	1,951	99,657
WABCO Holdings, Inc. (a)	2,117	98,758
		3,117,047
Utilities - 0.76%
ITC Holdings Corp.	7,784	588,937

Waste Management and Remediation Services - 0.11%
Clean Harbors, Inc. (a)	1,650	88,886

Water Transportation - 0.14%
Royal Caribbean Cruises Ltd. (a)(b)	4,229	109,785

TOTAL COMMON STOCKS (Cost $69,788,982)		76,436,984

REAL ESTATE INVESTMENT TRUST - 0.77%
Alexander's, Inc.	810	350,649
Getty Realty Corp.	4,285	81,458
National Health Investors, Inc.	3,601	164,566
		596,673
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $606,640)		596,673

Total Investments (Cost $70,395,622) - 99.58%		77,033,657
Other Assets in Excess of Liabilities - 0.42%		321,878
TOTAL NET ASSETS - 100.00%		$77,355,535

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$70,395,622
Gross unrealized appreciation	10,014,872
Gross unrealized depreciation	(3,376,837)
Net unrealized appreciation	$6,638,035

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$76,436,984	-	-	$76,436,984
Real Estate Investment Trusts	596,673	-	-	596,673
Total Investments in Securities	$77,033,657	$-	$-	$77,033,657

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The Fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.